Commitments and Contingencies - Narrative (Details) $ in Millions	Dec. 31, 2019 USD ($)
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual obligations due in 2020	$ 597.0
Contractual obligations due in 2021	548.8
Contractual obligations due in 2022	281.3
Contractual obligations due in 2023	55.2
Contractual obligations due in 2024	33.4
Contractual obligations due in later years	$ 0.2